STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCK OPTIONS AND WARRANTS
Warrants Outstanding, Beginning balance	979,853	752,730	445,491
Warrants Outstanding, Issued	292,000	314,444	144,215
Warrants Outstanding, Exercised	(213,186)	(185,795)	0
Warrants Outstanding, Expired or cancelled shares	(147,608)
Warrants Outstanding, Ending balance	911,059	979,853	752,730
Weighted Average Price Per Share, Beginning balance	$ 2.37	$ 42.60	$ 64.80
Weighted Average Price Per Share, Issued	0.10	0	29.85
Weighted Average Price Per Share, Exercised	0.19	0	0
Weighted Average Price Per Share, Expired or cancelled	0.00	0	0
Weighted Average Price Per Share, Ending balance	$ 1.97	$ 35.53	$ 42.60
Exchanged to common stock		0	7,515
Increase due to trigger of anti-dilution provisions		0	170,540
Warrants Outstanding, Expired or cancelled shares		(87,451)	0
Weighted Average Price Per Share, Exchanged to common stock		$ 0	$ 75.00
Weighted Average Price Per Share, Increase due to trigger of anti-dilution provisions		$ 0	$ 14.70